Thrivent Single Premium Immediate Variable Annuity
Thrivent Variable Annuity Account II

Updating Summary Prospectus
April 30, 2025
This updating summary prospectus summarizes key features of the Thrivent Single Premium Immediate Variable Annuity Contract which was issued by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
The statutory prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/SingleImmdVA. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Availability of the Investment Options
The Thrivent Low Volatility Equity Portfolio was merged into the Thrivent
Global Stock Portfolio.
The Thrivent Multidimensional Income Portfolio was merged into the
Thrivent Opportunity Income Plus Portfolio.

Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio expenses.
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range. The lowest and highest annual cost examples have been revised to reflect the new range.
Appendix: Investment Options Available Under the Contract
The Thrivent Balanced Income Plus Portfolio was renamed Thrivent
Dynamic Allocation Portfolio.
The Thrivent Diversified Income Plus Portfolio was renamed Thrivent
Conservative Allocation Portfolio.
The Thrivent International Allocation Portfolio was renamed Thrivent
International Equity Portfolio.
The Thrivent Limited Maturity Bond Portfolio was renamed Thrivent
Short-Term Bond Portfolio.
The Thrivent Opportunity Income Plus Portfolio was renamed Thrivent
Multisector Bond Portfolio.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. You may make withdrawals (other than your ongoing Annuity Payments)
only if your annuity is still within a guaranteed payment period you elected at the time of issue of the Contract. We will pay you the Commuted Value.
Fee Table
Are There Transaction Charges?
Yes. There may be charges for other transactions.
You may make 12 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. The other financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of Accumulated Value in each Subaccount)	0%	1.25%
	Portfolio Company fees and expenses (Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.)	0.23%	1.59%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges, and a 20-year fixed period payout. This estimate assumes that you do not take additional withdrawals from the Contract, which could be subject to Commuted Value Charges.

	Lowest Annual Cost: $1,325	Highest Annual Cost: $2,633
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits or riders	No optional benefits or riders
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.	Principal Risks of Investing in the Contract
What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Subaccounts available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Associated to the Insurance Company?
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Are There Limits on the Investment Options?
Yes. We reserve the right to add, delete, combine or substitute investment options.
You may transfer all or a part of your Contract’s value among the Subaccounts or from the Subaccounts to the Fixed Account subject to certain limitations.
Transfers from the Fixed Account are not allowed.
Purchases and Contract Value
TAXES		Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Taxes
CONFLICTS OF INTEREST		Location in Statutory Prospectus
How are Investment Professionals Compensated?	Financial advisors or professionals no longer receive compensation on the Contract .
Should I Exchange My Contract?
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing contract.
Taxes-Exchanges of Annuity Contracts

Special Terms
Annuitant	The person on whose life or life expectancy the Contract is based.
Annuity Payment	One of a series of periodic distributions.
Commuted Value
The amount expressed as a lump sum payment which represents the present value of future payments for the remaining guaranteed period. We calculate the Commuted Value received using an interest rate up to 2% greater than the rate used to determine the Annuity
Payments.

Contract	The Contract between you and us providing the single premium immediate variable annuity.
Fixed Account
Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent. For the current interest rate, please call our
Service Center at 1-800-847-4836.

Investment Option	A Variable Option or the Fixed Account available in this Contract.
Portfolio	Each subaccount invests exclusively in the shares of a corresponding Portfolio.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Variable Option
An Investment Option under the Contract of which the value of the contract, either during the accumulation phase or after annuitization, or both, varies according to the investment experience of a Subaccount.

Appendix: Investment Options Available Under the Contract
(a) Variable Options
The following is a list of Portfolio Companies that correspond to Subaccounts available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/SingleImmdVA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expense and performance information below reflect fees and expenses of the Portfolio Companies, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.84%[1]	16.08%	9.86%	9.59%
Large Blend	Thrivent All Cap Portfolio	0.67%	19.90%	12.86%	10.83%
Conservative Allocation	Thrivent Conservative Allocation Portfolio[4]	0.49%	7.17%	3.50%	4.41%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio[5]	0.67%	8.56%	5.25%	5.56%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	8.96%	1.32%	3.00%
Large Blend	Thrivent ESG Index Portfolio	0.37%[1]	22.32%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.61%	15.25%	9.65%	8.93%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	1.19%	-0.01%	1.11%
Health	Thrivent Healthcare Portfolio	0.86%[1]	-0.06%	5.66%	6.54%
High Yield Bond	Thrivent High Yield Portfolio	0.46%	7.02%	2.88%	4.16%
Corporate Bond	Thrivent Income Portfolio	0.44%	3.18%	1.08%	2.74%
Foreign Large Blend	Thrivent International Equity Portfolio[6]	0.74%	4.28%	3.66%	4.48%
Foreign Large Blend	Thrivent International Index Portfolio	0.40%	3.33%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	30.61%	17.58%	15.69%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	24.73%	14.26%	12.83%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	13.09%	10.91%	9.77%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	10.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	13.64%	10.09%	9.41%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	10.28%	10.12%	10.80%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	9.72%	N/A3	N/A3

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.68%[1]	13.14%	7.11%	6.94%
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	14.19%	8.10%	8.04%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	8.44%	4.16%	4.79%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	5.07%	2.30%	1.53%
Multisector Bond	Thrivent Multisector Bond Portfolio[7]	0.74%	5.25%	1.75%	2.68%
Real Estate	Thrivent Real Estate Securities Portfolio	0.89%	3.21%	2.61%	4.90%
Short-Term Bond	Thrivent Short-Term Bond Portfolio[8]	0.45%	5.63%	2.34%	2.36%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	10.84%	10.30%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	8.44%	8.12%	8.72%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	11.37%	11.45%	11.31%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
4
Formerly known as Thrivent Diversified Income Plus Portfolio.
5
Formerly known as Thrivent Balanced Income Plus Portfolio.
6
Formerly known as Thrivent International Allocation Portfolio.
7
Formerly known as Thrivent Opportunity Income Plus Portfolio.
8
Formerly known as Thrivent Limited Maturity Bond Portfolio.
(b) Fixed Account
You may transfer from the Subaccounts to the Fixed Account. For the current interest rate, please call our Service Center at 1-800-847-4836.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	0%

This updating summary prospectus incorporates by reference the Thrivent Single Premium Immediate Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2025 as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2025 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/SingleImmdVA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form 4470 and state variations
EDGAR Contract No. C000007339 32076SPRU R4-25